Stock option arrangements (Details Textual) (USD $)	9 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 Director	Dec. 31, 2010	Jun. 27, 2010 Employee	Jul. 31, 2010 Director [Member]	Jul. 31, 2010 Director [Member] Grant date July 16, 2010 [Member]	Aug. 31, 2010 Senior Staff [Member]	Dec. 31, 2011 Senior Staff [Member]	Dec. 19, 2011 Senior Staff [Member] Employee	Aug. 18, 2010 Senior Staff [Member] Employee	Aug. 31, 2010 Senior Staff [Member] Grant date August 20, 2010 [Member]	Dec. 31, 2011 Senior Staff [Member] Grant date August 20, 2010 [Member]	Dec. 31, 2010 Senior Staff [Member] Grant date August 20, 2010 [Member]	Dec. 31, 2011 Senior Staff [Member] Grant date December 19, 2011 [Member]	Aug. 31, 2010 Senior Staff One [Member]	Aug. 31, 2010 Senior Staff Two [Member]	Dec. 31, 2011 Executive Employee [Member]	Dec. 19, 2011 Executive Employee [Member] Employee	Jun. 30, 2010 Executive Employee [Member] Grant date June 27, 2010 [Member]	Dec. 31, 2011 Executive Employee [Member] Grant date June 27, 2010 [Member]	Dec. 31, 2010 Executive Employee [Member] Grant date June 27, 2010 [Member]	Dec. 31, 2011 Executive Employee [Member] Grant date December 19, 2011 [Member]	Dec. 31, 2011 Mr. Tang [Member]	Dec. 31, 2011 Ms. Zhang [Member]	Dec. 31, 2011 Executive Employee Three [Member]	Dec. 31, 2011 Executive Employee Four [Member]
Stock Option Arrangements (Textual)
Shares purchasable from dilutive options/Warrants		3,660,000	351,934		10,000			30,000							10,000	5,000							1,245,000	830,000	762,500	762,500
Exercise price of options					$ 4.00		$ 5.00	$ 2.00									$ 2.00								$ 2.00	$ 2.00
Expiration date of options					Jul. 16, 2015		Jan. 01, 2012	Dec. 31, 2014									Dec. 31, 2014								Dec. 31, 2012
Number of employees received options under the Plan				2					2	2								2
Description of option vested								25% of such options shall vest and become exercisable on June 30, 2013, the second 25% of such options shall vest and become exercisable on December 31, 2013, the third 25% of such options shall vest and become exercisable on June 30, 2014 and the remaining 25% of such options shall vest and become exercisable on December 31, 2014									25% of such options shall vest and become exercisable on June 30, 2013, the second 25% of such options shall vest and become exercisable on December 31, 2013, the third 25% of such options shall vest and become exercisable on June 30, 2014 and the remaining 25% of such options shall vest								50% of such options shall vest and become exercisable immediately and the remaining 50% of such options shall vest
Percentage of option vested and exercisable on variable dates								25.00%									25.00%								50.00%
Shares attributable from options granted by directors																	10,000
Fair value of options granted						$ 41,010					$ 15,365			$ 19,047			$ 1,012,854		$ 1,774,440			$ 1,405,976
Expected dividend yield						0.00%					0.00%			0.00%			0.00%		0.00%			0.00%
Expected volatility						41.80%					51.31%			44.38%			44.38%		30.00%			44.38%
Risk-free interest rate						3.427%					2.46%			1.97%			1.97%		4.78%			1.97%
Expected lives						10 years					5 years			10 years			10 years		10 years			10 years
Share-based compensation expense		1,640,355	1,253,858									11,194	4,171	673						565,763	1,208,677	49,871
Remaining compensation cost related to non-vested awards														18,374								1,356,105
Total Exercisable at June 30, 2012	4,795,000
Options granted	0
Option exercised or forfeited	0
Minium After Tax Net Income Require For Option Vest and Excercisable				26,000,000
Number Of Independent Directors		3
Option intrinsic value	$ 0